Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts
Accrued payroll and welfare expenses	11,926,784	9,477,432
Income tax payable	2,446,040	1,932,895
Uncertain tax position liabilities		322,378
Other current liabilities	11,951,894	5,062,950
Non-current uncertain tax position liabilities	1,451,897	1,272,219
Other non-current liabilities	2,087,028	1,854,762
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	28,279,528	27,962,586
Ordinary shares, shares outstanding	27,434,389	27,962,586
Ordinary shares, treasury stock	845,139
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	793,300	171,725
Income tax payable	521,197	(19,597)
Uncertain tax position liabilities		322,378
Other current liabilities	1,252,490	141,082
Non-current uncertain tax position liabilities	1,015,003	1,004,714
Other non-current liabilities	$ 28,197